Feb. 28, 2017

GOLDMAN SACHS TRUST II

Goldman Sachs Active Equity Multi-Manager Funds

Institutional Shares of the

Goldman Sachs Multi-Manager International Equity Fund

Goldman Sachs Multi-Manager U.S. Dynamic Equity Fund

Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 29, 2018 to the

Prospectus and Statement of Additional Information (the “SAI”), each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust II has approved a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments. These changes, which will be effective on March 30, 2018 (the “Effective Date) are not expected to impact the Funds’ universe of potential investments.

The Goldman Sachs Multi-Manager International Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity investments in companies that are domiciled outside the U.S. or whose securities are principally traded outside the U.S. On the Effective Date, the Goldman Sachs Multi-Manager International Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in non-U.S. issuers. A non-U.S. issuer is an issuer economically tied to a country other than the United States. In determining whether an issuer is economically tied to a country other than the United States, the Investment Adviser or other investment managers who are unaffiliated with the Investment Adviser (“Underlying Managers”) will consider whether the issuer:

■	Has a class of securities whose principal securities market is in a country other than the United States;
■	Has its principal office in a country other than the United States;
■	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States;
■	Maintains 50% or more of its assets in one or more countries other than the United States; or
■	Is otherwise determined to be economically tied to a country other than the United States by the Investment Adviser or Underlying Managers in their discretion. For example, the Investment Adviser or Underlying Managers may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser or Underlying Managers may rely on these classifications, they are not required to do so.

The Goldman Sachs Multi-Manager U.S. Dynamic Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers domiciled in the U.S. or whose securities are principally traded in the U.S. On the Effective Date, the Goldman Sachs Multi-Manager U.S. Dynamic Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of equity investments in U.S. issuers.

The Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund currently invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in small capitalization issuers domiciled in the U.S. or whose securities are principally traded in the U.S. On the Effective Date, the Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of equity investments in small capitalization U.S. issuers.

Each of the Goldman Sachs Multi-Manager U.S. Dynamic Equity Fund and Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund consider a U.S. issuer to be an issuer that is economically tied to the United States. In determining whether an issuer is economically tied to the United States, the Investment Adviser or Underlying Managers will consider whether the issuer:

■	Has a class of securities whose principal securities market is in the United States;
■	Has its principal office in the United States;
■	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the United States;
■	Maintains 50% or more of its assets in the United States; or
■	Is otherwise determined to be economically tied to the United States by the Investment Adviser or Underlying Managers in their discretion. For example, the Investment Adviser or Underlying Managers may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser or Underlying Managers may rely on these classifications, they are not required to do so.

The Funds’ investment objectives, other investment policies and strategies, fees and expenses, and portfolio management teams will otherwise remain the same.